Group information - Additional Information (Detail)		12 Months Ended
	Mar. 30, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Date of end of reporting period		Dec. 31, 2020
Authorization Of Financial Statements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Date of authorisation for issue of financial statements	Mar. 30, 2021